Balance sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 24,044,819	$ 2,725,702
Marketable securities	133,182,565
Prepaid expenses and other current assets	2,126,575	855,750
Grant and collaboration receivables, net	783,851	1,013,813
Total current assets	160,137,810	4,595,265
Fixed assets, net	6,942,956	8,280,037
Deposits and other assets	163,349	197,050
Total assets	167,244,115	13,072,352
Current liabilities:
Accounts payable and accrued expenses	10,205,493	7,023,971
Current portion of long-term debt	84,234	4,444,171
Deferred revenue	3,631,430	16,690,747
Total current liabilities	13,921,157	28,158,889
Deferred revenue, less current portion		741,667
Long-term debt, less current portion		438,810
Other long-term liabilities	2,290,445	2,549,719
Total liabilities	16,211,602	31,889,085
Stockholders' (deficit) equity:
Common stock, $0.001 par value. Authorized 17,000,000 shares; issued and outstanding 4,526 shares at December 31, 2012. Authorized 125,000,000 shares; issued and outstanding 23,803,282 shares at September 30, 2013	24,344	545
Additional paid-in capital	461,960,966	177,583,672
Accumulated other comprehensive loss	(40,467)
Accumulated deficit	(310,912,330)	(277,224,718)
Total stockholders' (deficit) equity	151,032,513	(99,640,501)
Total liabilities, convertible preferred stocks and stockholders' (deficit) equity	167,244,115	13,072,352
Series One convertible preferred stock
Stockholders' (deficit) equity:
Preferred stock		62,263,852
Series Two convertible preferred stock
Stockholders' (deficit) equity:
Preferred stock		18,182,129
Series Three convertible preferred stock
Stockholders' (deficit) equity:
Preferred stock		377,787
Preferred stock
Stockholders' (deficit) equity:
Preferred stock